INITIAL PUBLIC OFFERING (Details) - $ / shares	May 11, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 05, 2021
INITIAL PUBLIC OFFERING
Price per unit	$ 10.00				$ 10.00
Class A Common Stock
INITIAL PUBLIC OFFERING
Common stock par value per share		$ 0.0001	$ 0.0001	$ 0.0001
IPO
INITIAL PUBLIC OFFERING
Number of units issued	11,500,000
Price per unit	$ 10.00	$ 10.00	$ 10.00
IPO | Class A Common Stock
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Common stock par value per share	$ 0.0001
Number of shares issuable per warrant	1
IPO | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit	1
Exercise price of warrants	$ 11.50